Segment Reporting - Schedule of Segment’s Revenue and Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Segment’s Revenue and Income [Line Items]
Current assets	$ 34,592,927	$ 25,429,957
Non-current assets	10,901,159	6,521,966
Revenues	63,311,196	49,864,047	$ 50,815,675
Segment gross profit	6,300,441	6,534,139	8,621,919
Solar PV Products [Member]
Schedule of Segment’s Revenue and Income [Line Items]
Current assets	25,388,943	18,494,905
Non-current assets	9,458,339	6,521,966
Revenues	61,646,464	46,486,751	36,675,752
Segment gross profit	$ 6,149,690	$ 6,151,656
Segment gross margin	9.98%	13.23%
High Performance Computing Products [Member]
Schedule of Segment’s Revenue and Income [Line Items]
Current assets	$ 5,938,612	$ 6,935,052
Non-current assets
Revenues	1,278,785	3,377,296	$ 14,139,923
Segment gross profit	$ 115,859	$ 382,483
Segment gross margin	9.06%	11.33%
Consolidated [Member]
Schedule of Segment’s Revenue and Income [Line Items]
Current assets	$ 31,466,070	$ 25,429,957
Non-current assets	9,458,339	6,521,966
Revenues	63,311,196	49,864,047
Segment gross profit	$ 6,300,441	$ 6,534,139
Segment gross margin	9.95%	13.10%
Other Segment [Member]
Schedule of Segment’s Revenue and Income [Line Items]
Current assets	$ 138,515
Non-current assets
Revenues	385,947
Segment gross profit	$ 34,892
Segment gross margin	9.04%